SCHEDULE OF UNUSED TAX LOSSES FOR WHICH NO DEFERRED TAX ASSETS HAVE BEEN RECOGNIZED (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Potential tax benefit of such unused tax losses at applicable statutory tax rates		$ (1,332)
Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Potential tax benefit of such unused tax losses at applicable statutory tax rates	(67,677,210)	(56,417,466)
Unused tax credits [member]
IfrsStatementLineItems [Line Items]
Potential tax benefit of such unused tax losses at applicable statutory tax rates	$ (14,204,743)	$ (11,501,499)